Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 93,004	$ 113,992	$ 100,209
OTHER COMPREHENSIVE INCOME (LOSS):
Foreign currency translation adjustment	(26,248)	(31,701)	1,843
Unrealized gain (loss) on marketable securities, net of tax benefit	0	0	(8)
Unrealized gain (loss) on interest rate swaps:
Unrealized gain (loss) arising during the period, net of tax benefit	(11,153)	6,112	(12,724)
Reclassification adjustment for loss included in interest expense, net of tax provision	7,094	6,969	7,068
Net unrealized gain (loss) on interest rate swaps, net of tax	(4,059)	13,081	(5,656)
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAXES	(30,307)	(18,620)	(3,821)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	62,697	95,372	96,388
Foreign Currency Transaction Gain (Loss), Unrealized	(27,426)	(31,701)	1,843
Realized Foreign Transaction Gain Loss	$ 1,178	$ 0	$ 0